Description of Business (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Aug. 01, 2022
Description of Business [Line Items]
Entity incorporated date	Feb. 26, 2021
Galata Acquisition Corp [Member]
Description of Business [Line Items]
Callaway capital		$ 146.6